UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

The Appleton Group PLUS Fund
Schedule of Investments	Ticker Symbol: AGPLX
May 31, 2014 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 80.72%
iShares Core S&P Mid-Cap ETF	18,832	$2,591,848
iShares Dow Jones US Real Estate Index Fund	60,662	4,347,039
iShares MSCI ACWI ETF	77,417	4,645,794
iShares Russell 1000 Value Index Fund	46,340	4,576,075
iShares Russell 2000 Value Index Fund	22,540	2,228,530
Materials Select Sector SPDR Fund	46,805	2,297,190
SPDR S&P 500 ETF Trust	23,784	4,581,512
Vanguard FTSE Emerging Markets ETF	88,527	3,735,839
TOTAL EXCHANGE TRADED FUNDS (Cost $25,276,033)		29,003,827

MONEY MARKET FUNDS - 19.55%
Fidelity Institutional Money Market Funds - Government Portfolio	1,775,000	1,775,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	1,699,154	1,699,154
STIT-STIC Prime Portfolio	1,775,000	1,775,000
STIT-Treasury Portfolio	1,775,000	1,775,000
TOTAL MONEY MARKET FUNDS (Cost $7,024,154)		7,024,154

Total Investments (Cost $32,300,187) - 100.27%		36,027,981
Liabilities in Excess of Other Assets - (0.27%)		(96,849)
TOTAL NET ASSETS - 100.00%		$35,931,132

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$32,300,187
Gross unrealized appreciation	3,736,632
Gross unrealized depreciation	(8,838)
Net unrealized appreciation	$3,727,794

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Fund values securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the bid and asked prices. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Exchanged Traded Funds	$29,003,827	$-	$-	$29,003,827
Total Equity	29,003,827	-	-	29,003,827

Short-Term Investments	7,024,154	-	-	7,024,154

Total Investments in Securities	$36,027,981	$-	$-	$36,027,981

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2014.
The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.